SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment, and intangible assets, net (Details)	12 Months Ended
Dec. 31, 2022
Electronic Equipment
Property Plant And Equipment [Line Items]
Useful life (in years)	3 years
Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Useful life (in years)	5 years
Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Useful life (in years)	14 years 3 months
Software | Minimum
Property Plant And Equipment [Line Items]
Useful life (in years)	3 years
Software | Maximum
Property Plant And Equipment [Line Items]
Useful life (in years)	5 years